S000049244 [Member] Expense Example - Tax-Exempt High Yield Bond Fund	Oct. 31, 2025 USD ($)
Class M
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 55
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	401
Expense Example, with Redemption, 10 Years	922
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	462
Expense Example, with Redemption, 3 Years	673
Expense Example, with Redemption, 5 Years	901
Expense Example, with Redemption, 10 Years	1,554
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	167
Expense Example, with Redemption, 3 Years	542
Expense Example, with Redemption, 5 Years	943
Expense Example, with Redemption, 10 Years	2,063
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	62
Expense Example, with Redemption, 3 Years	228
Expense Example, with Redemption, 5 Years	408
Expense Example, with Redemption, 10 Years	$ 928